Label	Element	Value
O'Shaughnessy Small/Mid Cap Growth Fund
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Supplement [Text Block]	ck0001027596_SupplementTextBlock	March 18, 2019 O’Shaughnessy Small/Mid Cap Growth Fund Class I – OFMIX A series of Advisors Series Trust (the “Trust”) Supplement to the Summary Prospectus and Prospectus, each dated November 28, 2018
Risk/Return [Heading]	rr_RiskReturnHeading	O'Shaughnessy Small/Mid Cap Growth Fund
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Effective immediately, the third paragraph of the O’Shaughnessy Small/Mid Cap Growth Fund’s “Principal Investment Strategies of the Fund” section is modified as follows:

“The Small/Mid Cap Growth Fund invests primarily in common stocks and other equity securities, including preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.  The Fund may invest up to 50% of its total assets in the securities of foreign issuers, including those in emerging markets, and may invest up to 25%~~10%~~ of its total assets in real estate investment trusts (“REITs”) or foreign real estate companies.  The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).  The Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.”

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.